UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09613

Legg Mason Investment Trust, Inc.

Name of Registrant:

100 Light Street, Baltimore, MD 21202
Address of Principal Executive Offices:

Richard M. Wachterman, Esq.

Legg Mason & Co., LLC

100 Light Street

Baltimore, MD 21202

Name and address of agent for service:

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year-end: December 31, 2007

Date of reporting period: June 30, 2007

Item 1.	Report to Shareholders.

Semi-Annual Report to Shareholders

To Our Shareholders,

We are pleased to provide you with Legg Mason Opportunity Trust’s semi-annual report for the six months ended June 30, 2007.

Total returns for various periods ended June 30, 2007 are:

Total Returns
	6 Months	1 Year
Opportunity Trust:
Primary Class	+14.17%	+28.35%
Class R	+14.49%	N/A
Financial Intermediary Class	+14.60%	+29.30%
Institutional Class	+14.76%	+29.68%
S&P 500 Stock Composite IndexA	+6.96%	+20.59%
Dow Jones Industrial AverageB	+8.75%	+23.02%
Value Line IndexC	+7.83%	+16.66%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information for the Primary Class please visit www.leggmasonfunds.com; for the Class R, Financial Intermediary Class and Institutional Class please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods. Performance figures for periods less than one year represent cumulative figures and are not annualized.

Information about the Fund’s performance over longer periods of time is shown in the Performance Information section within this report. For more information about the Fund share classes included in this report, please contact your financial advisor.

Since June 30, the U.S. fixed-income markets have experienced a period of extreme volatility which has negatively impacted market liquidity conditions. Initially, the concern on the part of market participants was limited to the subprime segment of the mortgage-backed market. However, these concerns have since broadened to include a wider range of financial institutions and markets. As a result, domestic and international equity markets have also experienced heightened volatility in recent weeks.

A

A market capitalization-weighted index, composed of 500 widely held common stocks, that is generally considered representative of the U.S. stock market. Although it is not possible to invest directly in an index, it is possible to purchase investment vehicles designed to track the performance of certain indexes.

B	A total return price-weighted average based on the price movements of 30 blue chip stocks, computed by reinvesting quarterly dividends on a monthly basis.
C	Composed of approximately 1,700 stocks, this index is a geometric average of the daily price percentage change in each stock, covering both large- and small-capitalization companies.

Semi-Annual Report to Shareholders

The Board of Directors recently approved a long-term capital gain distribution of $0.08564 per share payable on June 22, 2007 to shareholders of record on June 20, 2007.

Many Primary Class shareholders invest regularly in Fund shares on a dollar cost averaging basis. Most do so by authorizing automatic, monthly transfers of $50 or more from their bank checking or brokerage accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases over time regardless of fluctuating price levels. Of course, it does not ensure a profit nor protect against declines in the value of your investment. Your financial advisor will be happy to help you establish a dollar cost averaging account should you wish to do so.

Sincerely,

/s/ Mark R. Fetting
Mark R. Fetting
President

July 30, 2007

Semi-Annual Report to Shareholders

Expense Example

Legg Mason Opportunity Trust

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees on Primary Class, Class R and Financial Intermediary Class shares; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on January 1, 2007 and held through June 30, 2007.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account if your shares were held for the entire period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses PaidA During the Period 1/1/07 to 6/30/07
Primary Class:
Actual	$1,000.00	$1,141.70	$12.05
Hypothetical (5% return before expenses)	$1,000.00	$1,013.54	$11.33
Class R:
Actual	$1,000.00	$1,144.90	$10.21
Hypothetical (5% return before expenses)	$1,000.00	$1,015.27	$9.59
Financial Intermediary Class:
Actual	$1,000.00	$1,146.00	$8.30
Hypothetical (5% return before expenses)	$1,000.00	$1,017.06	$7.80
Institutional Class:
Actual	$1,000.00	$1,147.60	$6.50
Hypothetical (5% return before expenses)	$1,000.00	$1,018.74	$6.11

A

These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amount shown as “Expenses Paid” is equal to the annualized expense ratios of 2.27%, 1.92%, 1.56%, and 1.22% for the Primary Class, Class R, Financial Intermediary Class and Institutional Class respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal half-year (181) and divided by 365.

Semi-Annual Report to Shareholders

Performance Information

Legg Mason Opportunity Trust

The graphs on the following pages compare the Fund’s total returns to the S&P 500 Stock Composite Index. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and a $1,000,000 investment in each of the Class R, Financial Intermediary Class and Institutional Class for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling portfolio securities. The line representing the index does not take into account any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s results and the index’s results assume reinvestment of all dividends and distributions.

Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Semi-Annual Report to Shareholders

Growth of a $10,000 Investment—Primary Class

Periods Ended June 30, 2007

	Cumulative Total Return	Average Annual Total Return
One Year	+28.35%	+28.35%
Five Years	+156.59%	+20.74%
Life of Class*	+123.57%	+11.32%

*	Inception date: December 30, 1999

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A	Index returns are for periods beginning December 31, 1999.

Semi-Annual Report to Shareholders

Performance Information—Continued

Growth of a $1,000,000 Investment—Class R

Periods Ended June 30, 2007

	Cumulative Total Return	Average Annual Total Return
Life of Class*	+13.96%	N/A

*	Inception date: December 28, 2006

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

B	Index returns are for periods beginning December 31, 2006.

Semi-Annual Report to Shareholders

Growth of a $1,000,000 Investment—Financial Intermediary Class

Periods Ended June 30, 2007

	Cumulative Total Return	Average Annual Total Return
One Year	+29.30%	+29.30%
Life of Class*	+56.69%	+14.22%

*	Inception date: February 13, 2004

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

C	Index returns are for periods beginning January 31, 2004.

Semi-Annual Report to Shareholders

Performance Information—Continued

Growth of a $1,000,000 Investment—Institutional Class

Periods Ended June 30, 2007

	Cumulative Total Return	Average Annual Total Return
One Year	+29.68%	+29.68%
Five Years	+170.15%	+21.99%
Life of Class*	+129.89%	+12.61%

*	Inception date: June 26, 2000

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

D	Index returns are for periods beginning June 30, 2000.

Semi-Annual Report to Shareholders

Sector Diversification (June 30, 2007)E

% of Net Assets
Consumer Discretionary	31.0%
Consumer Staples	0.8%
Energy	0.1%
Financials	5.1%
Health Care	2.9%
Industrials	14.2%
Information Technology	10.5%
Limited Partnerships	3.8%
Materials	20.3%
Telecommunication Services	13.3%
Utilities	2.1%
Options Purchased	0.1%
Corporate and Other Bonds	0.4%
Short-Term Investments	1.7%

Total Investment Portfolio	106.3%
Other Assets Less Liabilities	(6.3)%

100.0%

Top Ten Holdings (as of June 30, 2007)

Security	% of Net Assets
Amazon.com Inc.	7.9%
United States Steel Corp.	6.6%
NII Holdings Inc.	6.1%
Arcelor Mittal	5.8%
Level 3 Communications Inc.	4.8%
Tyco International Ltd.	4.3%
Cleveland-Cliffs Inc.	3.9%
AK Steel Holding Corp.	3.8%
IAC/InterActiveCorp	2.9%
UAL Corp.	2.8%

E	The Fund is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.

Semi-Annual Report to Shareholders

Performance Information—Continued

Selected Portfolio PerformanceF

Strongest performers for the quarter ended June 30, 2007G
1. Foster Wheeler Ltd.	+83.2%
2. Amazon.com Inc.	+71.9%
3. AK Steel Holding Corp.	+59.8%
4. Convera Corp.	+38.9%
5. TD Ameritrade Holding Corp.	+34.4%
6. Expedia Inc.	+26.4%
7. Eastman Kodak Co.	+24.6%
8. Sina Corp.	+24.6%
9. General Motors Corp.	+24.4%
10. Cleveland-Cliffs Inc.	+21.6%

Weakest performers for the quarter ended June 30, 2007G
1. US Airways Group Inc.	-33.4%
2. Meritage Homes Corp.	-16.7%
3. Netflix Inc.	-16.4%
4. Pulte Homes Inc.	-15.0%
5. Beazer Homes USA Inc.	-14.8%
6. Fairfax Financial Holdings Ltd.	-14.7%
7. MannKind Corp.	-13.8%
8. AMR Corp.	-13.5%
9. Yahoo! Inc.	-13.3%
10. Lennar Corp.	-13.1%

Portfolio Changes

Securities added during the quarter	Securities sold during the quarter
The Blackstone Group LP	American International Group Inc. Call, January 2008, Strike Price $ 60.00
Delta Airlines Inc.	Citigroup Inc. Call, January 2008, Strike Price $ 40.00
Domus Co.-Investment Holdings LP	Dell Inc. Call, January 2008, Strike Price $ 30.00
EMC Corp.	General Electric Co. Call, January 2008, Strike Price $ 30.00
Eagle Materials Inc.	Hewlett Packard Co. Call, January 2008, Strike Price $ 30.00
Fontainebleau Equity Holdings LLC	Jarden Corp.
Fontainebleau Resorts LLC	JP Morgan Chase and Co. Call, January 2008, Strike Price $ 40.00
NutriSystem Inc.	Symantec Corp. Call, January 2008, Strike Price $ 15.00
Time Warner Inc. Call, January 2008, Strike Price $ 15.00

F	Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they were paid.
G	Securities held for the entire quarter, does not include option positions.

Semi-Annual Report to Shareholders

Portfolio of Investments

Legg Mason Opportunity Trust

June 30, 2007 (Unaudited)

(Amounts in Thousands)

	Shares/Par	Value
Common Stocks and Equity Interests — 104.1%

Consumer Discretionary — 31.0%
Auto Components — 0.9%
Exide Technologies	8,452	$78,608	A,B

Automobiles — 1.5%
General Motors Corp.	3,200	120,960

Diversified Consumer Services — 1.8%
Career Education Corp.	4,400	148,588	B

Hotels, Restaurants and Leisure — 1.7%
Fontainebleau Equity Holding LLC	2,083	25,000	C
Fontainebleau Resorts LLC	40	40,000	C
Pinnacle Entertainment Inc.	2,600	73,190	B

		138,190

Household Durables — 6.2%
Beazer Homes USA Inc.	3,000	74,010	A
Centex Corp.	2,000	80,200
KB HOME	100	3,937
Lennar Corp.	2,300	84,088
Meritage Homes Corp.	1,300	34,775	B
Pulte Homes Inc.	4,000	89,800
The Ryland Group Inc.	3,800	142,006	A

		508,816

Internet and Catalog Retail — 16.1%
Amazon.com Inc.	9,597	656,510	B
Expedia Inc.	7,000	205,030	B
IAC/InterActiveCorp	7,000	242,270	B,D
NetFlix Inc.	7,500	145,425	A,B
NutriSystem Inc.	1,200	83,808	B

		1,333,043

Leisure Equipment and Products — 1.5%
Eastman Kodak Co.	4,500	125,235

Media — 1.3%
XM Satellite Radio Holdings Inc.	9,300	109,461	B

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Legg Mason Opportunity Trust—Continued

	Shares/Par	Value
Consumer Staples — 0.8%
Beverages — 0.8%
Cott Corp.	4,800	$69,072	A,B

Energy — 0.1%
Oil, Gas and Consumable Fuels — 0.1%
Syntroleum Corp.	3,220	8,888	A,B

Financials — 5.1%
Capital Markets — 2.3%
TD Ameritrade Holding Corp.	7,251	145,022	B
The Blackstone Group LP	1,522	44,540	B

		189,562

Consumer Finance — 0.9%
AmeriCredit Corp.	2,735	72,609	B

Insurance — 0.4%
Fairfax Financial Holdings Ltd.	194	37,126

Real Estate Management and Development — 1.5%
Domus Co. Investment Holdings LLC	95,000	95,000	C
HouseValues Inc.	5,000	22,850	A,B

		117,850

Health Care — 2.9%
Biotechnology — 1.7%
Amylin Pharmaceuticals Inc.	1,000	41,160	B
MannKind Corp.	7,700	94,941	A,B

		136,101

Pharmaceuticals — 1.2%
Sepracor Inc.	2,500	102,550	B

Semi-Annual Report to Shareholders

	Shares/Par	Value
Industrials — 14.2%
Airlines — 7.4%
AMR Corp.	6,500	$171,275	B
Delta Air Lines Inc.	2,250	44,325	B
UAL Corp.	5,700	231,363	B
US Airways Group Inc.	5,400	163,458	A,B

		610,421

Construction and Engineering — 1.8%
Foster Wheeler Ltd.	1,400	149,786	B

Industrial Conglomerates — 4.3%
Tyco International Ltd.	10,500	354,795

Machinery — 0.7%
Trinity Industries Inc.	1,283	55,853

Information Technology — 10.5%
Communications Equipment — 0.9%
Alcatel-Lucent — ADR	5,000	70,000

Computers and Peripherals — 0.3%
EMC Corp.	1,500	27,150	B

Internet Software and Services — 5.1%
Netease.com — ADR	6,800	115,736	B
SINA Corp.	2,100	87,906	B
Spot Runner Inc.	8,584	40,000	A,C,E
Yahoo! Inc.	6,500	176,345	B

		419,987

IT Services — 0.7%
BearingPoint Inc.	7,500	54,825	B

Software — 3.5%
CA Inc.	3,500	90,405
Convera Corp.	5,556	24,222	A,B
Red Hat Inc.	7,960	177,345	B

		291,972

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Legg Mason Opportunity Trust—Continued

	Shares/Par	Value
Limited Partnerships — 3.8%
AP Alternative Assets LP	3,750	$68,438	E
Arience Capital Offshore Intermediate Plan Fund, Ltd.	500	4,122	E
Arience Capital Partners I LP, Class C	49,719	99,000	E
Aston Capital Partners LP	25,000	37,515	E
Lane Five Capital Partners	25,000	25,666	A,E
Nomad Investment Co. LP	25,000	31,280	E
Omega Capital Partners LP	30,000	49,908	E

		315,929

Materials — 20.3%
Construction Materials — 0.2%
Eagle Materials Inc.	300	14,715

Metals and Mining — 20.1%
AK Steel Holding Corp.	8,500	317,645	A,B
Arcelor Mittal, Class A	7,700	480,480
Cleveland-Cliffs Inc.	4,100	318,447	A
United States Steel Corp.	5,000	543,750

		1,660,322

Telecommunication Services — 13.3%
Diversified Telecommunication Services — 4.8%
Level 3 Communications Inc.	67,677	395,910	B,D

Wireless Telecommunication Services — 8.5%
NII Holdings Inc.	6,300	508,662	B
Sprint Nextel Corp.	9,500	196,745

		705,407

Utilities — 2.1%
Independent Power Producers and Energy Traders — 2.1%
The AES Corp.	8,000	175,040	B

Total Common Stocks and Equity Interests (Cost — $5,824,440)		8,598,771

Semi-Annual Report to Shareholders

	Rate	Maturity Date	Shares/Par		Value
Corporate Bonds and Notes — 0.4%
General Motors Corp.	8.375%	7/15/33	$35,000		$31,938

Total Corporate Bonds and Notes (Cost — $ 24,704)					31,938

Options Purchased — 0.1%
Eastman Kodak Co. Call, January 2008,
Strike Price $ 25.00			2,377,000	F	10,697
Eastman Kodak Co. Call, January 2008,
Strike Price $ 35.00			1,500,000	F	825

Total Options Purchased (Cost — $ 11,978)					11,522

Repurchase Agreements — 1.7%

Bank of America
5.22% dated 6/29/07, to be repurchased at $68,896 on 7/2/07 (Collateral: $71,480 Fannie Mae discount notes, 0.00%, due 10/31/07, valued $ 70,337)			$68,866		68,866

Goldman Sachs Group Inc.
5.23% dated 6/29/07, to be repurchased at $68,896 on 7/2/07 (Collateral: $77,179 Fannie Mae notes, 4.50%, due 8/1/35, valued $ 70,469)			68,866		68,866

Total Repurchase Agreements (Cost — $ 137,732)					137,732

Total Investments — 106.3% (Cost — $ 5,998,854)G					8,779,963
Other Assets Less Liabilities — (6.3)%					(518,300)

Net Assets — 100.0%					$8,261,663

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Legg Mason Opportunity Trust—Continued

A

As defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At June 30, 2007, the total market value of Affiliated Companies was $1,525,238 and the cost was $1,213,036.

B	Non-income producing.
C

Investment in privately placed securities of an issuer organized under the laws of the State of Delaware. Each is deemed illiquid and is valued at fair value under procedures approved by the Board of Directors.

	Acquisition Date	Cost	Value
Domus Co.-Investment Holdings LLC	April 2007	$95,000	$95,000
Fontainebleau Equity Holdings LLC	June 2007	25,000	25,000
Fontainebleau Resorts LLC	June 2007	40,000	40,000
Spot Runner Inc.	March 2007	40,000	40,000

D	All or a portion of this security is collateral to cover future purchase commitments.
E

Investment in a limited partnership organized under the laws of the State of Delaware except for AP Alternative Assets, L.P. which is organized under the laws of Guernsey, Channel Islands. Each investment, with the exception of AP Alternative Assets, L.P., is subject to withdrawal restrictions under its partnership agreement, and is illiquid. Each investment is valued at fair value under procedures approved by the Board of Directors.

	Acquisition Date	Cost	Value
AP Alternative Assets, L.P.	June 2006	$75,000	$68,438
Arience Capital Partners I, L.P., Class C	March 2003	49,719	99,000
Arience Capital Offshore Intermediate Plan Fund, Ltd.	February 2007	500	4,122
Aston Capital Partners, L.P.	November 2005/December 2005	25,000	37,515
Lane Five Capital Partners	January 2007	25,000	25,666
Nomad Investment Co., L.P.	October 2006	25,000	31,280
Omega Capital Partners, L.P.	June 2002/August 2004/February 2006	30,000	49,908

F	Par represents actual number of contracts.
G

Aggregate cost for Federal income tax purposes is substantially the same as book cost. At June 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes was substantially as follows:

Gross unrealized appreciation	$3,176,987
Gross unrealized depreciation	$(395,878)

Net unrealized appreciation/(depreciation)	$2,781,109

ADR — American Depository Receipt

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Legg Mason Opportunity Trust

June 30, 2007 (Unaudited)

(Amounts in Thousands)

Assets:
Investment securities at market value:
Affiliated companies (cost – $ 1,213,036)		$1,525,238
Non-affiliated companies (cost – $ 4,648,086)		7,116,993
Short-term securities at value (cost – $ 137,732)		137,732
Receivable for fund shares sold		17,466
Dividends and interest receivable		3,990
Receivable for securities sold		905
Other assets		276

Total assets		8,802,600

Liabilities:
Payable for borrowings against line of credit	$507,532
Payable for securities purchased	14,554
Accrued expenses	1,094
Payable for fund shares repurchased	7,509
Accrued management fee	5,152
Accrued distribution and service fees	4,934
Tax withholding	162

Total liabilities		540,937

Net Assets		$8,261,663

Net assets consist of:
Accumulated paid-in-capital		$5,064,379
Accumulated net investment loss		(39,666)
Accumulated net realized gain on investments		455,841
Unrealized appreciation of investments		2,781,109

Net Assets		$8,261,663

Net Asset Value Per Share:
Primary Class (256,998 shares outstanding)		$21.54

Class R (39 shares outstanding)		$21.99

Financial Intermediary Class (74,807 shares outstanding)		$22.01

Institutional Class (48,447 shares outstanding)		$22.27

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Legg Mason Opportunity Trust

For the Six Months Ended June 30, 2007 (Unaudited)

(Amounts in Thousands)

Investment Income:
Interest	$11,719
Dividends:
Affiliated companies	4,873
Non-affiliated companies	12,747
Other income	8,100
Less: Foreign taxes withheld	(992)

Total income			$36,447

Expenses:
Management fees	28,264
Distribution and service fees:
Primary Class	25,607
Class R	—	A
Financial Intermediary Class	1,897
Audit and legal fees	159
Custodian fees	258
Dividend expense on short dividends	1,491
Directors’ fees and expenses	47
Interest expense	14,797
Registration fees	90
Reports to shareholders	489
Transfer agent and shareholder servicing expense:
Primary Class	1,280
Class R	5
Financial Intermediary Class	721
Institutional Class	39
Other expenses	100

	75,244
Less: Expenses reimbursed by adviser	(5)
Compensating balance credits	(17)

Net expenses			75,222

Net Investment Loss			(38,775)
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain on investments	485,183	B
Change in unrealized appreciation/depreciation of investments	563,668

Net Realized and Unrealized Gain on Investments			1,048,851

Change in Net Assets Resulting From Operations			$1,010,076

A	Amount less than $1.
B	Includes $180,489 of net realized gain on the sale of shares of Affiliated Companies.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Legg Mason Opportunity Trust

(Amounts in Thousands)

	For the Six Months Ended June 30, 2007	For the Year Ended December 31, 2006

	(Unaudited)
Change in Net Assets:

Net investment loss	$(38,775)	$(8,774)

Net realized gain on investments	485,183	29,595

Change in unrealized appreciation/depreciation	563,668	744,554

Change in net assets resulting from operations	1,010,076	765,375
Distributions to shareholders from:
Net realized gain on investments:
Primary Class	(21,904)	(5,128)
Class R	(3)	—
Financial Intermediary Class	(6,392)	(1,442)
Institutional Class	(4,086)	(674)
Change in net assets from fund share transactions:
Primary Class	157,397	421,011
Class R	870	10
Financial Intermediary Class	39,308	440,204
Institutional Class	308,537	69,119

Change in net assets	1,483,803	1,688,475

Net Assets:

Beginning of period	6,777,860	5,089,385

End of period	$8,261,663	$6,777,860

Accumulated net investment loss	$(39,666)	$(938)

Semi-Annual Report to Shareholders

Financial Highlights

Legg Mason Opportunity Trust

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

	Six Months Ended June 30, 2007		Years Ended December 31,
			2006		2005	2004		2003		2002

	(Unaudited)
Net asset value, beginning of period	$18.94		$16.72		$15.67	$13.77		$8.23		$9.80
Investment operations:
Net investment income/(loss)	(.13	)A	(.06	)A	(.15)	(.09)		(.01)		.09
Net realized and unrealized gain/(loss)	2.82		2.30		1.20	1.99		5.60		(1.61)

Total from investment operations	2.69		2.24		1.05	1.90		5.59		(1.52)

Distributions from:
Net investment income	—		—		—	—		(.05)		(.05)
Net realized gain on investments	(.09)		(.02)		—	—		—		—

Total distributions	(.09)		(.02)		—	—		(.05)		(.05)

Net asset value, end of period	$21.54		$18.94		$16.72	$15.67		$13.77		$8.23

Total return	14.17	%B	13.41%		6.70%	13.80%		67.95%		(15.52)%

Ratios To Average Net Assets:C
Total expenses (including interest expense)	2.27	%D	2.25%		2.08%	1.87%		1.90%		1.94%
Expenses (including interest expense) net of waivers, if any	2.27	%D	2.25%		2.08%	1.87%		1.90%		1.94%
Expenses (including interest expense) net of all reductions	2.27	%D	2.25%		2.08%	1.87%		1.90%		1.94%
Expenses (excluding interest expense)net of all reductions	1.87	%D	1.91%		1.84%	1.85	%E	1.89	%E	1.91	%E
Net investment income (loss)	(1.29	)%D	(.37)%		(.97)%	(.66)%		—%		.99%

Supplemental Data:
Portfolio turnover rate	14.7	%B	14.2%		29.7%	13.3%		27.3%		44.4%
Net assets, end of period (in thousands)	$5,535,398		$4,722,622		$3,778,018	$3,597,267		$2,759,299		$1,413,372

A	Computed using average daily shares outstanding.
B	Not annualized.
C

Total expenses including interest expense reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses including interest expense net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses including interest expense net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers. Expenses excluding interest expense net of all reductions reflects expenses less interest expense, any compensating balance credits, and/or voluntary expense waivers.

D	Annualized.
E	Unaudited.

See notes to financial statements.

Semi-Annual Report to Shareholders

Class R:

	Six Months Ended June 30, 2007		Period Ended December 31, 2006F
	(Unaudited)
Net asset value, beginning of period	$19.28		$19.37

Investment operations:
Net investment income/(loss)	(.16	)A	—
Net realized and unrealized gain	2.96		—

Total from investment operations	2.80		—

Distributions from:
Net realized gain on investments	(.09)		(.09)

Total distributions	(.09)		—

Net asset value, end of period	$21.99		$19.28

Total return	14.49	%B	(.47	)%B
Ratios To Average Net Assets:C
Total expenses (including interest expense)	15.05	%D	1.69	%D
Expenses (including interest expense) net of waivers, if any	1.92	%D	1.69	%D
Expenses (including interest expense) net of all reductions	1.92	%D	1.69	%D
Expenses (excluding interest expense) net of all reductions	1.54	%D	—	%D
Net investment loss	(1.56	)%D	(1.34	)%D
Supplemental Data:
Portfolio turnover rate	14.7	%B	14.2	%B
Net assets, end of period (in thousands)	$867		$10

F	December 29, 2006 (commencement of operations) to December 31, 2006.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights—Continued

Legg Mason Opportunity Trust—Continued

Financial Intermediary Class:

	Six Months Ended June 30, 2007		Years Ended December 31,
			2006		2005	2004G

	(Unaudited)
Net asset value, beginning of period	$19.28		$16.90		$15.73	$14.15

Investment operations:
Net investment income/(loss)	(.06	)A	.05	A	(.03)	.05
Net realized and unrealized gain	2.88		2.35		1.20	1.56

Total from investment operations	2.82		2.40		1.17	1.61

Distributions from:
Net investment income	—		—		—	(.03)
Net realized gain on investments	(.09)		(.02)		—	—

Total distributions	(.09)		(.02)		—	(.03)

Net asset value, end of period	$22.01		$19.28		$16.90	$15.73

Total return	14.60	%B	14.21%		7.44%	11.43	%B

Ratios To Average Net Assets:C
Total expenses (including interest expense)	1.56	%D	1.54%		1.39%	1.13	%D
Expenses (including interest expense) net of waivers, if any	1.56	%D	1.54%		1.39%	1.13	%D
Expenses (including interest expense) net of all reductions	1.56	%D	1.54%		1.39%	1.13	%D
Expenses (excluding interest expense) net of all reductions	1.17	%D	1.19%		1.15%	1.10	%D,E
Net investment income (loss)	(.59	)%D	.27%		(.24)%	1.03	%D
Supplemental Data:
Portfolio turnover rate	14.7	%B	14.2%		29.7%	13.3%
Net assets, end of period (in thousands)	$1,646,353		$1,404,852		$806,276	$332,678

G	For the period February 13, 2004 (commencement of operations) to December 31, 2004.

See notes to financial statements.

Semi-Annual Report to Shareholders

Institutional Class:

	Six Months Ended June 30, 2007		Years Ended December 31,
			2006		2005	2004		2003		2002

	(Unaudited)
Net asset value, beginning of period	$19.48		$17.02		$15.78	$13.75		$8.21		$9.78

Investment operations:
Net investment income/(loss)	(.03	)A	.12	A	.06	.08		.06		.18
Net realized and unrealized gain/(loss)	2.91		2.36		1.18	1.98		5.64		(1.60)

Total from investment operations	2.88		2.48		1.24	2.06		5.70		(1.42)

Distributions from:
Net investment income	—		—		—	(.03)		(.16)		(.15)
Net realized gain on investments	(.09)		(.02)		—	—		—		—

Total distributions	(.09)		(.02)		—	(.03)		(.16)		(.15)

Net asset value, end of period	$22.27		$19.48		$17.02	$15.78		$13.75		$8.21

Total return	14.76	%B	14.58%		7.86%	15.02%		69.49%		(14.58)%

Ratios To Average Net Assets:C
Total expenses (including interest expense)	1.22	%D	1.20%		1.04%	.84%		.87%		.91%
Expenses (including interest expense) net of waivers, if any	1.22	%D	1.20%		1.04%	.84%		.87%		.91%
Expenses (including interest expense) net of all reductions	1.22	%D	1.20%		1.04%	.84%		.87%		.91%
Expenses (excluding interest expense) net of all reductions	.83	%D	.86%		.80%	.82	%E	.86	%E	.88	%E
Net investment income (loss)	(.27	)%D	.71%		.13%	.40%		.98%		2.05%

Supplemental Data:
Portfolio turnover rate	14.7	%B	14.2%		29.7%	13.3%		27.3%		44.4%
Net assets, end of period (in thousands)	$1,079,045		$650,376		$505,091	$193,873		$104,968		$31,523

See notes to financial statements.

Semi-Annual Report to Shareholders

Notes to Financial Statements

Legg Mason Opportunity Trust

(Amounts in Thousands) (Unaudited)

1. Organization and Significant Accounting Policies:

The Legg Mason Investment Trust, Inc. (“Corporation”), consisting of the Legg Mason Opportunity Trust (“Fund”), was organized on October 8, 1999, and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end, non-diversified investment company.

The Fund offers four classes of shares: Primary Class, Class R, Financial Intermediary Class, and Institutional Class. The income and expenses of the Fund are allocated proportionately to each class of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only on Primary Class, Class R and Financial Intermediary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation

Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”), which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.

The Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors known to the Fund are considered. These factors are subject to change over time and are reviewed periodically. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund would expect to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material. All fair valued securities are identified in the portfolio of investments.

Semi-Annual Report to Shareholders

Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

For the six months ended June 30, 2007, security transactions (excluding short-term investments) were as follows:

Purchases	Proceeds From Sales
$1,613,284	$1,164,343

Foreign Currency Translation

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Compensating Balance Credits

The Fund has an arrangement with its custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Legg Mason Opportunity Trust—Continued

Commission Recapture

The Fund has entered into an agreement with State Street Bank, its custodian, whereby a portion of commissions paid on investment transactions may be rebated to the Fund. Such payments are included with realized gain/(loss) on investment transactions. During the six months ended June 30, 2007 the Fund did not receive any commission rebates.

Investment Income and Distributions to Shareholders

Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Distributions from net investment income, if available, are determined at the class level and paid annually. Distributions from net realized gains, if any, which are calculated at the Fund level, are declared and paid annually in June. An additional distribution may be made in December, to the extent necessary in order to comply with Federal excise tax requirements.

Short Sales

The Fund is authorized to engage in short-selling, which obligates the Fund to replace the security borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash and/or liquid securities sufficient to cover its short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date.

Illiquid and Restricted Securities

The Fund may invest up to 15% of its net assets in illiquid and restricted securities. Securities are deemed “illiquid” if they cannot be disposed of within seven days for approximately the price at which the Fund values the security. Restricted securities are subject to legal or contractual restrictions on resale. These securities may be sold only in privately negotiated transactions, unless the security is subsequently registered or exempt from registration. Illiquid securities are valued at fair value under procedures approved by and under the general oversight of the Board of Directors. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Restricted and/or illiquid securities are donated on the portfolio of investments.

Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent

Semi-Annual Report to Shareholders

upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Federal Income Taxes:

No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gains to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2007.

3. Financial Instruments:

Options

As part of its investment program, the Fund may utilize options. Options may be purchased by the Fund. When a Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily.

When purchased options expire, are exercised or are closed (by entering into a closing purchase or sale transaction), the Fund realizes a gain or loss as described in the chart below:

Purchased option:	Impact on the Fund:
The option expires	Realize a loss in the amount of the cost of the option.

The option is closed through a closing sale transaction	Realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option.

The Fund exercises a call option	The cost of the security purchased through the exercise of the option will be increased by the premium originally paid to purchase the option.

The Fund exercises a put option	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be reduced by the premium originally paid to purchase the put option.

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Legg Mason Opportunity Trust—Continued

4. Transactions With Affiliates:

The Fund has an investment management agreement with LMM, LLC (“LMM”). Pursuant to the agreement, LMM provides the Fund with management services for which the Fund pays a fee, computed daily and payable monthly, at annual rates of the Fund’s average daily net assets. The annual management fee rates are provided in the chart below:

Management Fee	Asset Breakpoint
1.00%	up to $100 million
0.75%	in excess of $100 million

The Fund’s agreement with LMFA provides that certain expense reimbursements be made to the Fund. For the period ended June 30, 2007, LMFA reimbursed the Fund $5 for these expenses.

Legg Mason Capital Management, Inc. (“LMCM”) serves as investment adviser to the Fund under an investment advisory agreement with LMM. For LMCM’s services to the Fund, LMM (not the Fund) pays LMCM a fee, calculated daily and payable monthly, at an annual rate of 0.10% of the average daily net assets of the Fund up to $100 million and 0.05% of the average daily net assets of the Fund in excess of $100 million.

Legg Mason Fund Adviser, Inc. (“LMFA”) serves as administrator to the Fund under an administrative services agreement with LMM. For LMFA’s services to the Fund, LMM (not the Fund) pays LMFA a fee, calculated daily and payable monthly, at an annual rate of 0.05% of the average daily net assets of the Fund. LMFA has agreed to waive indefinitely all fees payable to it under the agreement.

Legg Mason Investor Services, LLC (“LMIS”) serves as distributor of the Fund. LMIS receives an annual distribution fee and/or an annual service fee, based on the Fund’s Primary, Class R and Financial Intermediary Classes’ average daily net assets, computed daily and payable monthly as follows:

	Distribution Fee	Service Fee
Primary Class	0.75%	0.25%
Class R	0.25%	0.25%
Financial Intermediary Class	N/A	0.25%

LM Funds Services, Inc. (“LMFS”), a registered transfer agent, has an agreement with the Fund’s transfer agent pursuant to which LMFS receives payments from the Fund’s transfer agent with respect to accounts where third parties provide certain services to the Fund. These payments are used to offset the Fund’s expenses for such services. These payments totaled $359 for the six months ended June 30, 2007.

LMM, LMCM, LMFA, LMIS and LMFS are corporate affiliates of Legg Mason, Inc.

Semi-Annual Report to Shareholders

Under a Deferred Compensation Plan (“Plan”), directors may elect to defer receipt of all or a specified portion of their compensation. A participating director may select one or more funds in which his or her deferred director’s fees will be deemed to be invested. Deferred amounts remain in the fund until distributed in accordance with the Plan.

5. Transactions With Affiliated Companies:

An Affiliated Company is a company in which the Fund has ownership of at least 5% of the company’s voting securities. Transactions during the six months ended June 30, 2007, with companies which are or were affiliated were as follows:

	Affiliates					Dividend/	Affiliates
	Mkt Value	Purchased		Sold		Interest	Mkt Value	Realized
Company	at 12/31/06	Cost	Shares	Cost	Shares	Income	At 06/30/07	Gain/Loss
AK Steel Holding Corp.	$143,650	$—	—	$—	—	$—	$317,645	$—
Beazer Homes	98,721	27,672	900	—	—	510	74,010	—
Cleveland Cliffs Inc.	208,292	—	—	7,084	200	1,061	318,447	8,002
Convera Corp	25,500	—	—	—	—	—	24,222	—
Cott Corp.	68,688	—	—	—	—	—	69,072	—
Exide Technologies	36,768	—	—	—	—	—	78,608	—
HouseValues Inc.	22,404	5,328	1,021	—	—	—	22,850	—
Jarden CorpA	169,272	—	—	145,793	4,866	—	—	37,845
Lane Five Capital Partners	—	25,000	25,000	—	—	—	25,666	—
Lear CorpA	103,355	—	—	78,978	3,500	—	—	58,107
MannKind Corp.	84,099	39,440	2,600	—	—	—	94,941	—
Netflix Inc.	193,950	—	—	—	—	—	145,425	—
The Ryland Group Inc.	207,556	—	—	—	—	912	142,006	—
Spot Runner Inc.	—	40,000	8,584	—	—	—	40,000	—
Syntroleum Corporation	19,486	—	—	24,117	2,412	—	8,888	(16,960)
United States Steel Corp.A	460,782	—	—	52,329	1,300	2,390	—	93,495
US Airways Group Inc.B	—	223,534	5,200				163,458

	$1,842,523	$360,974	43,305	$308,301	$12,278	4,873	$1,525,238	$180,489

6. Line of Credit:

The Fund, along with certain other Legg Mason Funds, participates in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. The Fund did not utilize the line of credit during the six months ended June 30, 2007.

A	This company is no longer an affiliated company.
B	At the beginning of the reporting period, this security did not have affiliate status because the fund owned less than 5% of the company’s voting securities.

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Legg Mason Opportunity Trust—Continued

The Fund may borrow for investment purposes, also known as “leveraging,” from a separate $600 million line of credit (“Leveraging Credit Agreement”). Leverage is the ability to earn a return on a capital base that is larger than the Fund’s net assets. Use of leverage can magnify the effects of changes in the value of the Fund’s investments and makes such investments more volatile. Leveraging could cause investors to lose more money in adverse environments. Borrowings under the Leveraging Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin.

For the six months ended June 30, 2007, the Fund had average daily borrowings from the Leveraging Credit Agreement of $500 million at an average annual interest rate of 5.88%. As of June 30, 2007, the Fund had $500 million in borrowings outstanding.

7. Fund Share Transactions:

At June 30, 2007, there were 650,000, 500,000, 250,000 and 100,000 shares authorized at $0.001 par value for the Primary Class, Class R, Financial Intermediary Class and Institutional Class, respectively, of the Fund. Share transactions were as follows:

	Six Months Ended June 30, 2007		Year Ended December 31, 2006
	Shares	Amount	Shares	Amount

Primary Class
Shares sold	24,818	$505,605	65,176	$1,137,315
Shares issued on reinvestment	967	21,192	275	4,980
Shares repurchased	(18,163)	(369,400)	(42,070)	(721,284)

Net Increase	7,622	$157,397	23,381	$421,011

Class RA
Shares sold	43	$971	1	$10
Shares issued on reinvestment	—	3	—	—
Shares repurchased	(5)	(104)	—	—

Net Increase	38	$870	1	$10

Financial Intermediary Class
Shares sold	13,829	$286,620	38,782	$672,433
Shares issued on reinvestment	282	6,318	77	1,426
Shares repurchased	(12,162)	(253,631)	(13,711)	(233,655)

Net Increase	1,949	$39,307	25,148	$440,204

A	December 29, 2006 (commencement of operations) to December 31, 2006.

Semi-Annual Report to Shareholders

	Six Months Ended June 30, 2007		Year Ended December 31, 2006
	Shares	Amount	Shares	Amount

Institutional Class
Shares sold	17,488	$359,258	11,419	$203,013
Shares issued on reinvestment	179	4,055	36	668
Shares repurchased	(2,606)	(54,777)	(7,748)	(134,562)

Net Increase	15,061	$308,536	3,707	$69,119

8. Recent Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes and establishes financial reporting rules regarding recognition, measurement, presentation, and disclosure in its financial statements of tax positions that a fund has taken or expects to take on a tax return. Management has evaluated the impact of FIN 48 on the Funds and has determined that the adoption of FIN 48 has not had a material impact on the Funds’ financial statements. FIN 48 became effective for fiscal periods beginning after December 15, 2006 with implementation for calendar year-end mutual funds required by June 29, 2007.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

Fund Information

Investment Manager

LMM, LLC

Baltimore, MD

Investment Adviser

Legg Mason Capital Management, Inc.

Baltimore, MD

Board of Directors

John F. Curley, Jr., Chairman

Mark R. Fetting, President

Dr. Ruby P. Hearn

Arnold L. Lehman

Robin J.W. Masters

Dr. Jill E. McGovern

Arthur S. Mehlman

Jennifer W. Murphy

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Officers

Marie K. Karpinski, Vice President and Chief Financial Officer

Gregory T. Merz, Vice President and Chief Legal Officer

Ted P. Becker, Vice President and Chief Compliance Officer

Wm. Shane Hughes, Treasurer

Susan C. Curry, Assistant Treasurer

William S. Kirby, Assistant Treasurer

Richard M. Wachterman, Secretary

Peter J. Ciliberti, Assistant Secretary

Transfer and Shareholder Servicing Agent

Boston Financial Data Services

Braintree, MA

Custodian

State Street Bank & Trust Company

Boston, MA

Counsel

Kirkpatrick & Lockhart Preston Gates Ellis LLP

Washington, DC

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Baltimore, MD

About the Legg Mason Funds

Equity Funds American Leading Companies Trust Classic Valuation Fund Growth Trust Special Investment Trust U.S. Small-Capitalization Value Trust Value Trust	Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason
Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

Specialty Funds Opportunity Trust	The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.

Global Funds

Emerging Markets Trust

Global Income Trust

International Equity Trust

Taxable Bond Funds

Core Bond Fund

Investment Grade Income Portfolio

Limited Duration Bond Portfolio

Tax-Free Bond Funds

Maryland Tax-Free Income Trust

Information about the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-800-822-5544 or on the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or through the Legg Mason Fund’s website at www.leggmason.com/funds/about/aboutlmf.asp#results.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may obtain a free copy of the Fund’s portfolio holdings, as filed on Form N-Q, by contacting the Fund at the appropriate phone number, address or website listed below. Additionally, the Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room can be obtained by calling 1-800-SEC-0330.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. For a free prospectus for this or any other Legg Mason fund, visit www.leggmasonfunds.com. Please read the prospectus carefully before investing.

Legg Mason Funds	Legg Mason Investor Services - Institutional
For Primary Class Shareholders	For R, FI and I Class Shareholders
c/o BFDS	c/o BFDS P.O. Box 8037
P.O. Box 55214	Boston, MA 02206-8037
Boston, MA 02205-8504	888-425-6432
800-822-5544	www.lminstitutionalfunds.com
www.leggmasonfunds.com

Legg Mason Investor Services, LLC, Distributor
A Legg Mason, Inc. subsidiary

Item 2.	Code of Ethics.

Not applicable for semiannual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.	Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the SEC’s rules and forms and that information required to be disclosed is properly communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding the required disclosures.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable for semiannual reports.

(a) (2) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

(b) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Investment Trust, Inc.

/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Investment Trust, Inc.

Date:	August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Investment Trust, Inc.

Date:	August 28, 2007

/s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Investment Trust, Inc.

Date:	August 17, 2007